WYNSTONE FUND, L.L.C.

                              FINANCIAL STATEMENTS

                      WITH REPORT OF INDEPENDENT AUDITORS

                               FOR THE YEAR ENDED
                               DECEMBER 31, 1999

                              WYNSTONE FUND, L.L.C.

                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                    CONTENTS

        Report of Independent Auditors....................................    1
        Statement of Assets, Liabilities and Members' Capital.............    2
        Statement of Operations...........................................    3
        Statement of Changes in Members' Capital - Net Assets.............    4
        Notes to Financial Statements.....................................    5
        Proxy Results (Unaudited).........................................   13
        Schedule of Portfolio Investments.................................   14
        Schedule of Securities Sold, Not Yet Purchased....................   17
        Schedule of Written Options.......................................   18

                         Report of Independent Auditors

To the Members of
   Wynstone Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Wynstone Fund, L.L.C. (the "Company"), including the schedules of portfolio investments, securities sold, not yet purchased and written options as of December 31, 1999, and the related statement of operations for the year then ended, and the statement of changes in members' capital--net assets for the year then ended and for the period from November 16, 1998 (commencement of operations) to December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Wynstone Fund, L.L.C. at December 31, 1999, the results of its operations for the year then ended, and the changes in its members' capital--net assets for the year then ended and for the period from November 16, 1998 to December 31, 1998, in conformity with accounting principles generally accepted in the United States.

February 11, 2000

WYNSTONE FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                               December 31, 1999

ASSETS

Cash                                                                  $   4,408
Investments in securities, at market (cost - $10,319)                    10,008
Dividends receivable                                                         11
Interest receivable                                                           6
Other assets                                                                 21
                                                                      ---------
                 TOTAL ASSETS                                            14,454
                                                                      ---------
LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $72)               93
Outstanding options written, at value (premiums - $254)                     335
Due to broker                                                               118
Management fee payable                                                       12
Withdrawals payable                                                       1,322
Payable to affiliate                                                         68
Accrued expenses                                                            144
                                                                      ---------
                 TOTAL LIABILITIES                                        2,092
                                                                      ---------
                 NET ASSETS                                           $  12,362
                                                                      =========
MEMBERS' CAPITAL

Represented by:
Capital contributions                                                 $  14,425
Capital withdrawals                                                      (1,344)
Accumulated net investment loss                                            (311)
Accumulated net realized gain on investments                                  5
Accumulated net unrealized depreciation on investments                     (413)
                                                                      ---------
                 MEMBERS' CAPITAL - NET ASSETS                        $  12,362
                                                                      =========

The accompaning notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
                                                               DECEMBER 31, 1999

INVESTMENT INCOME
   Interest                                                           $      81
   Dividends                                                                214
                                                                      ---------
                                                                            295
                                                                      ---------
EXPENSES
   OPERATING EXPENSES:
      Administration fee                                                    143
      Professional fees                                                     162
      Accounting and investor services fees                                 128
      Insurance expense                                                      40
      Board of Managers' fees and expenses                                   28
      Custodian fees                                                         16
      Miscellaneous                                                          15
                                                                      ---------
                 TOTAL OPERATING EXPENSES                                   532
                                                                      ---------
      Interest expense                                                        1
      Dividends on securities sold, not yet purchased                         1
                                                                      ---------
      TOTAL EXPENSES                                                        534
                                                                      ---------
      NET INVESTMENT LOSS                                                  (239)
                                                                      ---------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   REALIZED GAIN (LOSS) ON INVESTMENTS:
      Investment securities                                                (465)
      Purchased options                                                      76
      Written options                                                       437
      Securities sold, not yet purchased                                    (48)
                                                                      ---------
   NET REALIZED GAIN ON INVESTMENTS                                           -

   NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                    (553)
                                                                      ---------
         NET REALIZED AND UNREALIZED LOSS                                  (553)
                                                                      ---------
         DECREASE IN MEMBERS' CAPITAL DERIVED FROM
           INVESTMENT ACTIVITIES                                      $    (792)
                                                                      =========

The accompaning notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                            PERIOD FROM
                                                                         NOVEMBER 16, 1998
                                                  YEAR ENDED        (COMMENCEMENT OF OPERATIONS)
                                               DECEMBER 31, 1999        TO DECEMBER 31, 1998


FROM INVESTMENT ACTIVITIES
Net investment loss                               $  (239)                      $   (72)
Net realized gain on investments                        -                             5
Net change in unrealized appreciation
   (depreciation) on investments                     (553)                          140
                                                  --------                      --------
      INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM INVESTMENT ACTIVITIES          (792)                           73

MEMBERS' CAPITAL TRANSACTIONS

Capital contributions                               3,750                        10,675
Capital withdrawals                                (1,344)                            -
                                                  --------                      --------
      INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS          2,406                        10,675

MEMBERS' CAPITAL AT BEGINNING OF PERIOD            10,748                            --
                                                  --------                      --------
MEMBERS' CAPITAL AT END OF PERIOD                 $12,362                       $10,748
                                                  ========                      ========


The accompaning notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1999
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Wynstone Fund, L.L.C. (the "Company") was organized as Wynstone Partners, L.P. (the "Partnership") under the Delaware Revised Uniform Limited Partnership Act on August 13, 1998. Effective July 1, 1999 the Limited Partners of record as of May 12, 1999 elected to approve the conversion of the Partnership to a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of July 1, 1999.

         The Company's investment objective is to achieve capital appreciation. The Company pursues this objective by investing principally in equity securities of U.S. companies engaged in the financial services industry, but it may also invest up to 25% of the value of its total assets in the securities of foreign issuers, including depository receipts relating to foreign securities. Except during periods of adverse market conditions in the financial services industry or in the U.S. equity market generally, the Company will invest more than 25% of the value of its total assets in issuers engaged in the financial services industry. The Company's investments may include long and short positions in equity securities, fixed-income securities, and various derivatives, including options on securities and stock index options.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four members of the Board of Managers and an "Adviser." CIBC Oppenheimer Advisers, L.L.C. (the "Adviser") serves as the investment adviser of the Company and is responsible for managing the Company's investment activities pursuant to an Investment Advisory Agreement. CIBC World Markets Corp. ("CIBC WM") (formerly CIBC Oppenheimer Corp.) is the managing member and controlling person of the Adviser and KBW Asset Management Inc. ("KBWAM") is a non-managing member of the Adviser. Investment professionals employed by KBWAM will manage the Company's investment portfolio on behalf of the Adviser under the supervision of CIBC WM.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company repurchase interests from Members twice each year effective at the end of the second fiscal quarter and again at the end of the year.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.  PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of the valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         B.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company have been made. The Members are individually liable for their share of the Company's income.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         Payable to affiliate represents insurance premiums paid in th amount of $67,769 paid on behalf of the Company by CIBC WM.

         During the year ended December 31, 1999, CIBC WM earned no brokerage commissions from portfolio transactions executed on behalf of the Company. Keefe, Bruyette & Woods, Inc., an affiliated broker of KBWAM, earned $14,853 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         The Adviser will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. During the year ended December 31, 1999, there was no Incentive Allocation to the Special Advisory Account.

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, no Manager is an "interested person" of the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended, December 31, 1999, fees paid to the Board of

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Managers (including meeting fees and a pro-rata annual retainer) and expenses totaled $27,621.

         The Chase Manhattan Bank serves as Custodian of the Company's assets.

         PFPC Inc. serves as Investor Services and Accounting Agent to the Company, and in that capacity, provides certain accounting, recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 1999, amounted to $24,203,847 and $18,933,608, respectively.

         At December 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 1999, accumulated net unrealized depreciation on investments was $413,132, consisting of $285,323 gross unrealized appreciation and $698,455 gross unrealized depreciation.

         Due to broker primarily represents receivables and payables from unsettled security trades and proceeds from securities sold, not yet purchased.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. As of December 31, 1999, and for the year then ended, the Company had no margin borrowings. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATION OF CREDIT RISK (CONTINUED)

         terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed Federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:

                                                CALL OPTIONS                           PUT OPTIONS
                                        ---------------------------         ---------------------------
                                            NUMBER                             NUMBER
                                        OF CONTRACTS         COST           OF CONTRACTS         COST
                                        ------------      ---------         ------------        -------
         Beginning balance                      --         $     --                 20          $ 4,060
         Options purchased                      28           69,384                 --               --
         Options closed                        (28)         (69,384)                --               --
         Options expired                        --               --                (20)          (4,060)
                                          ---------       ---------          ---------         --------
         Options outstanding at

              December 31, 1999                 --         $     --                 --          $    --
                                          =========       =========          =========         ========

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATION OF CREDIT RISK (CONTINUED)

         Exercise of an option written by the Company could result in the Company selling or buying a security or currency at a price different from the current market value.

         Transactions in written options were as follows:

                                                   CALL OPTIONS                              PUT OPTIONS
                                           ------------------------------            ---------------------------
                                              NUMBER             AMOUNT                  NUMBER         AMOUNT
                                           OF CONTRACTS        OF PREMIUM            OF CONTRACTS     OF PREMIUM
                                           ------------        ----------            ------------     ----------
         Beginning balance                         29          $   8,719                   735         $ 116,014
         Options written                        2,803            897,184                 3,194           949,277
         Options closed                        (2,607)          (755,534)               (2,828)         (782,725)
         Options expired                         (120)           (23,826)                 (831)         (155,073)
         Options split                            132                 --                   118                --
                                            ---------          ---------             ---------         ---------
         Options outstanding at
              December 31, 1999                   237          $ 126,543                   388         $ 127,493
                                            =========          =========             =========         =========


     7. FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

        The Company maintains positions in a variety of financial instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                         GAINS/(LOSSES)
                                                       FOR THE YEAR ENDED
                                                        DECEMBER 31, 1999

           Equity securities                                $ (973,714)
           Equity options                                       75,073
           Written options                                     345,487
                                                            ----------
                                                            $ (553,154)
                                                            ==========

WYNSTONE FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1999
--------------------------------------------------------------------------------

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES (CONTINUED)

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                            AVERAGE MARKET VALUE
                                   MARKET VALUE AT           FOR THE YEAR ENDED
                                  DECEMBER 31, 1999           DECEMBER 31, 1999
                                  -----------------       ----------------------
        ASSETS:
           Equity options               $       -                   $  63,117

        LIABILITIES:
           Written options               (334,962)                   (399,563)

         Average market values presented above are based upon month-end market values during the year ended December 31, 1999.

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                                                 NOVEMBER 16, 1998
                                                                                                 (COMMENCEMENT OF
                                                                          YEAR ENDED              OPERATIONS) TO
                                                                       DECEMBER 31, 1999         DECEMBER 31, 1998
                                                                       -----------------         -----------------

         Ratio of net investment loss to average net assets                 (1.73%)                  (8.39%)*
         Ratio of operating expenses to average net assets                   3.84%                   13.39% *
         Ratio of interest expense to average net assets                     0.01%                     ---
         Ratio of dividends on securities sold, not yet purchased
              to average net assets                                          0.01%                     ---
         Portfolio turnover                                                201.05%                   10.75%
         Total return **                                                    (5.58%)                  (1.40%)

         *    Annualized.

         ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any. Total returns for a period of less than a full year are not annualized.

WYNSTONE FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1999
--------------------------------------------------------------------------------
     9.  SUBSEQUENT EVENT

         On January 1, 2000, the Company received initial and additional capital contributions from Members of approximately $1,300,000.

WYNSTONE FUND, L.L.C.

RESULTS OF SPECIAL MEETING (UNAUDITED) - DECEMBER 31, 1999
--------------------------------------------------------------------------------


         The Partnership held a Special Meeting of the Limited Partners on June 25, 1999. The purpose of the meeting was to vote on proposals to convert Wynstone Partners, L.P. from a Delaware limited partnership to a Delaware limited liability company and to adopt the proposed Limited Liability Company Agreement. A total of 21 partners, representing $10,288,490 of interests in Wynstone Partners, L.P. and 67.78% of the votes eligible to be cast at the Special Meeting, voted to approve the conversion and adopt the Agreement. The Limited Partners also elected four persons to serve as Managers of the Limited Liability Company and ratified the selection of Ernst & Young LLP to serve as the independent accountant for the Company for the year ending December 31, 1999. The following provides information concerning the matters voted on at the meeting:

     I. PROPOSALS TO CONVERT WYNSTONE PARTNERS, L.P. FROM A DELAWARE LIMITED PARTNERSHIP TO A DELAWARE LIMITED LIABILITY COMPANY AND TO ADOPT THE PROPOSED LIMITED LIABILITY COMPANY AGREEMENT

                VOTES FOR            VOTES AGAINST              VOTES ABSTAINED
                ---------            --------------             ---------------
              $ 10,288,490                $ 0                         $ 0

                           Effective July 1, 1999, the conversion was completed and the Partnership changed its name to Wynstone Fund, L.L.C.

    II.     ELECTION OF MANAGERS OF LIMITED LIABILITY COMPANY

            NOMINEE                      VOTES FOR               VOTES WITHHELD
            -------                      ---------               --------------
            JESSE H. AUSUBEL            $ 3,859,471               $ 6,429,019
            PAUL BELICA                 $ 3,859,471               $ 6,429,019
            CHARLES F. BARBER           $ 3,859,471               $ 6,429,019
            THOMAS W. BROCK             $ 3,859,471               $ 6,429,019


   III.     RATIFICATION OF ERNST & YOUNG LLP AS THE INDEPENDENT ACCOUNTANT OF
                                  THE COMPANY

                 VOTES FOR            VOTES AGAINST              VOTES ABSTAINED
                 ---------            --------------             ---------------
               $ 10,288,490                $ 0                       $ 0

WYNSTONE FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
                                                                    MARKET VALUE

SHARES

            COMMON STOCK - 80.96%
              COMMERCIAL BANKS - CENTRAL U.S. - 3.36%
 11,050          Cullen/Frost Bankers, Inc.                    (a)    $  284,537
  7,700          Sterling Bancshares, Inc.                                86,148
  1,550          Texas Regional Bancshares, Inc.                          44,950
                                                                     -----------
                                                                         415,635
                                                                     -----------

              COMMERCIAL BANKS - EASTERN U.S. - 12.79%
  5,100          Banknorth Group, Inc.                                   136,425
  1,330          M & T Bank Corp.                                        550,953
  7,850          Summit Bancorp                                (a)       240,406
  5,500          U.S. Trust Corp.                                        441,034
  4,400          Wilmington Trust Corp.                                  212,300
                                                                     -----------
                                                                       1,581,118
                                                                     -----------
              COMMERCIAL BANKS - SOUTHERN U.S. - 14.07%
 20,856          Amsouth Bancorporation                                  402,792
 10,450          CCB Financial Corp.                                     455,233
  2,900          Centura Banks, Inc.                           (a)       127,962
  6,400          Colonial BancGroup, Inc.                                 66,400
 14,900          First Tennessee National Corp.                          424,650
 13,550          Triangle Bancorp, Inc.                                  262,531
                                                                     -----------
                                                                       1,739,568
                                                                     -----------
              COMMERCIAL BANKS - WESTERN U.S. - 5.62%
  2,250          City National Corp.                                      74,111
 16,400          First Security Corp.                          (a)       418,708
  2,750          UCBH Holdings, Inc. *                                    56,548
  5,200          Westamerica Bancorp.                                    145,278
                                                                     -----------
                                                                         694,645
                                                                     -----------
              FINANCE - CREDIT CARD - 11.68%
  1,000          American Express Co.                                    166,250
 19,700          Capital One Financial Corp.                   (a)       949,304
  3,600          Providian Financial Corp.                               327,827
                                                                     -----------
                                                                       1,443,381
                                                                     -----------

The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
                                                                    MARKET VALUE

SHARES

           COMMON STOCK - (CONTINUED)

            INVESTMENT MANAGEMENT/ADVISORY SERVICES - 4.29%
 20,450        Blackrock, Inc. *                                   $  351,495
  7,200        Neuberger Berman, Inc. *                               179,100
                                                                  -----------
                                                                      530,595
                                                                  -----------
            LIFE/HEALTH INSURANCE - 0.72%
  3,900        Liberty Financial Companies, Inc.                       89,456
                                                                  -----------
            MONEY CENTER BANKS - 3.43%
  5,450        The Chase Manhattan Corp.                              423,400
                                                                  -----------
            MULTI-LINE INSURANCE - 1.03%
  5,300        Allstate Corp.                                         127,534
                                                                  -----------
            PROPERTY/CASUALTY INSURANCE - 0.32%
  1,150        Travelers Property Casualty Corp.                       39,388
                                                                  -----------
            S&L/THRIFTS - CENTRAL U.S. - 2.88%
 18,584        Charter One Financial, Inc.(a)                         355,419
                                                                  -----------
            S&L/THRIFTS - EASTERN U.S. - 2.73%
 18,350        American Financial Holdings, Inc. *                    230,531
  3,100        Reliance Bancorp, Inc.                                 106,950
                                                                  -----------
                                                                      337,481
                                                                  -----------
            S&L/THRIFTS - WESTERN U.S. - 0.73%
  3,500        Washington Mutual, Inc.                                 90,563
                                                                  -----------
            SUPER-REGIONAL BANKS - U.S. - 17.31%
 10,000        Comerica, Inc.(a)                                      466,880
  4,100        First Union Corp.                                      135,046
  6,650        Firstar Corp.                                          140,481
  7,800        FleetBoston Financial Corp.                            271,541
 12,000        Mellon Financial Corp.                                 408,756
  6,450        PNC Bank Corp.                                         287,025
 18,052        U.S. Bancorp                                           429,872
                                                                  -----------
                                                                    2,139,601
                                                                  -----------
The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
                                                                    MARKET VALUE

          TOTAL COMMON STOCK (COST $10,319,103)                      $10,007,784
                                                                     ===========
          TOTAL INVESTMENTS (COST $10,319,103) - 80.96%               10,007,784

          OTHER ASSETS, LESS LIABILITIES - 19.04%                      2,353,900
                                                                     -----------
          NET ASSETS - 100.00%                                       $12,361,684
                                                                     ===========






(a) Partially or wholly held in a pledged account by the Custodian as collateral for open written options.
*   Non-income producing security.

The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
                                                                    MARKET VALUE

SHARES

        SECURITIES SOLD, NOT YET PURCHASED - (0.75%)
          DIVERSIFIED MANUFACTURING OPERATIONS - (0.75%)

600         General Electric Co.                                       $(92,850)
                                                                       ---------
          TOTAL SECURITIES SOLD, NOT YET PURCHASED
            (PROCEEDS $71,962)                                         $(92,850)
                                                                       =========









The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.
SCHEDULE OF WRITTEN OPTIONS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
                                                                    MARKET VALUE

NUMBER OF
CONTRACTS

      WRITTEN CALL OPTIONS - (1.66%)
         COMMERCIAL BANKS - CENTRAL U.S. - (0.05%)
19          Fifth Third Bank, 02/19/00, $75.00                        $  (5,700)
                                                                     ----------
         COMMERCIAL BANKS - WESTERN U.S. - (0.11%)
50          Zions Bancorp, 04/22/00, $65.00                             (13,125)
                                                                     ----------
         FINANCE - CREDIT CARD - (0.76%)
10          American Express Co., 01/22/00, $140.00                     (27,250)
66          Capital One Financial Corp., 03/18/00, $40.00               (66,825)
                                                                     ----------
                                                                        (94,075)
                                                                     ----------
         SUPER REGIONAL BANKS - U.S. - (0.74%)
32          Northern Trust, 01/22/00, $40.00                            (44,400)
32          Northern Trust, 01/22/00, $42.50                            (36,800)
28          Sun Trust Banks, Inc., 04/22/00, $70.00                     (10,850)
                                                                     ----------
                                                                        (92,050)
                                                                     ----------
            TOTAL WRITTEN CALL OPTIONS (PREMIUMS $126,543)             (204,950)
                                                                     ==========
      WRITTEN PUT OPTIONS - (1.05%)
         COMMERCIAL BANKS - EASTERN U.S. - (0.14%)
51          Summit Bancorp, 04/22/00, $30.00                            (17,213)
                                                                     ----------
         COMMERCIAL BANKS - SOUTHERN U.S. - (0.05%)
24          First Tennessee, 01/22/00, $30.00                            (6,451)
                                                                     ----------
         COMMERCIAL BANKS - WESTERN U.S. - (0.07%)
26          Westamerica Bancorp., 04/22/00, $30.00                       (8,450)
                                                                     ----------
         INVESTMENT BANKER/BROKER - (0.01%)
19          Goldman Sachs, 01/22/00, $75.00                                (713)
                                                                     ----------
         FINANCE - CREDIT CARD - (0.23%)
22          Providian Financial Corp., 03/18/00, $95.00                 (28,875)
                                                                     ----------

The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.
SCHEDULE OF WRITTEN OPTIONS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
                                                                    MARKET VALUE

NUMBER OF
CONTRACTS

      WRITTEN PUT OPTIONS - (CONTINUED)
         MONEY CENTER BANKS - (0.07%)
 20         The Chase Manhattan Corp., 03/18/00, $75.00               $  (9,000)
                                                                     ----------
         SUPER-REGIONAL BANKS - U.S. - (0.48%)
129         Firstar Corp., 06/17/00, $22.50                             (45,150)
 81         FleetBoston Financial Corp., 01/22/00, $35.00               (12,660)
 16         PNC Bank Corp., 01/22/00, $42.50                             (1,500)
                                                                     ----------
                                                                        (59,310)
                                                                     ----------
TOTAL WRITTEN PUT OPTIONS (PREMIUMS $127,494)                          (130,012)
                                                                     ==========
TOTAL OPTIONS WRITTEN (PREMIUMS $254,037)                             $(334,962)
                                                                     ==========












The accompanying notes are an integral part of these financial statements.